Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
NOTE 4: REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred Revenue
During the six months ended June 26, 2021, we recognized $553 million from our deferred revenue balance as of December 26, 2020. During the six months ended June 27, 2020, we recognized $483 million in revenue from our deferred revenue balance as of December 28, 2019.
Transaction Price Allocated to the Remaining Performance Obligations
As of June 26, 2021, we have $1,019 million in estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be billed and recognized as revenue in future periods. We expect to recognize approximately 91% as revenue over the next 12 months, 9% in next 13 to 36 months.
Net Revenue by Geographic Region
Net revenue by geographic region based on the
sell-to
address of the
end-users
is as follows:

	Three Months Ended				Six Months Ended
(in millions except percentages)	June 27, 2020	% of Total	June 26, 2021	% of Total	June 27, 2020	% of Total	June 26, 2021	% of Total
Americas	$251	65.5%	$309	66.2%	$482	65.4%	$601	66.1%
EMEA	90	23.5%	109	23.3%	175	23.7%	213	23.4%
APJ	42	11.0%	49	10.5%	80	10.9%	95	10.5%

Total net revenue	$383	100.0%	$467	100.0%	$737	100.0%	$909	100.0%

Note: The Americas include U.S., Canada and Latin America; EMEA includes Europe, Middle East and Africa; APJ includes Asia Pacific and Japan. See Note 8 for individual countries that accounted for more than 10% of net revenue.
Net Revenue by Channel
Direct to Consumer revenue is from customers who transact with us directly through McAfee web properties, including those converted after the trial period of the McAfee product preinstalled on their new PC purchase or converted subsequent to their subscription period purchased from another channel. Indirect revenue is driven by users who purchase directly through a partner inclusive of mobile providers, ISPs, electronics retailers, ecommerce sites, and search providers.
Net revenue by channel of the
end-users
is as follows:

	Three Months Ended				Six Months Ended
(in millions except percentages)	June 27, 2020	% of Total	June 26, 2021	% of Total	June 27, 2020	% of Total	June 26, 2021	% of Total
Direct to Consumer	$294	76.8%	$344	73.7%	$575	78.0%	$673	74.0%
Indirect	89	23.2%	123	26.3%	162	22.0%	236	26.0%

Total net revenue	$383	100.0%	$467	100.0%	$737	100.0%	$909	100.0%

NOTE 4: REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred Revenue
During the year ended December 26, 2020, we recognized $712 million in revenue from our beginning deferred revenue balance.
During the year ended December 28, 2019, we recognized $628 million in revenue from our beginning deferred revenue balance.
During the year ended December 29, 2018, we recognized $536 million in revenue from our beginning deferred revenue balance. We added $4 million to deferred revenue due to effect of business combinations. An additional $15 million was recognized from deferred revenue due to changes in estimates resulting from a release of revenue under reserve for a single customer in connection with such customer’s right under certain circumstances to claw-back revenue from us within twelve months of payment.
Transaction Price Allocated to the Remaining Performance Obligations
As of December 26, 2020, we have $903 million in estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be billed and recognized as revenue in future periods. We expect to recognize revenue on approximately 91% over the next 12 months, 9% in the next 13 to 36 months, with the remaining balance recognized thereafter.
Contract Costs
The following tables summarize the various contract costs capitalized on our consolidated financial statements:

(in millions)	December 28, 2019	December 26, 2020
Capitalized acquisition costs within:
Deferred costs	$109	$135
Other long-term assets	9	18

Total capitalized acquisition costs	$118	$153

Capitalized fulfillment costs within:
Deferred costs	$2	$2

Total capitalized fulfillment costs	$2	$2

The following tables summarize the amortization of contract acquisitions and fulfillment costs on our consolidated financial statements:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization of capitalized acquisition costs:
Net revenue	$25	$23	$17
Cost of sales	141	154	193
Sales and marketing	8	7	7

Total amortization of capitalized acquisition costs from continuing operations	174	184	217
Discontinued operations	50	74	82

Total amortization of capitalized acquisition costs	$224	$258	$299

Amortization of capitalized fulfillment costs:
Cost of sales	$6	$5	$3
Discontinued operations	5	7	10

Total amortization of capitalized acquisition costs	$11	$12	$13

There were no impairment losses in relation to capitalized acquisition or fulfillments costs for the years ended December 26, 2020, December 28, 2019 and December 29, 2018.